Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value

The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at September 30, 2018 and March 31, 2018. The three levels of the fair value hierarchy are as follows:

•	quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date (Level 1);

•	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (Level 2); and

•	significant unobservable inputs for the asset or liability (Level 3).

	At September 30, 2018
	Level 1(1)	Level 2(1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,088,180	¥457,486	¥—	¥2,545,666
Equity instruments	457,658	18	—	457,676

Total trading assets	2,545,838	457,504	—	3,003,342

Derivative financial instruments:
Interest rate derivatives(2)	63,879	2,036,133	252	2,100,264
Currency derivatives(2)	—	1,658,776	13	1,658,789
Equity derivatives	63,480	22,872	2,870	89,222
Commodity derivatives	2,026	8,646	—	10,672
Credit derivatives	—	8,217	5,474	13,691

Total derivative financial instruments	129,385	3,734,644	8,609	3,872,638

Financial assets at fair value through profit or loss:
Debt instruments(2)(3)	247,591	2,200,571	554,373	3,002,535
Equity instruments	1,822	230	19,153	21,205

Total financial assets at fair value through profit or loss	249,413	2,200,801	573,526	3,023,740

Investment securities at fair value through other comprehensive income:
Japanese government bonds	5,475,519	—	—	5,475,519
U.S. Treasury and other U.S. government agency bonds	4,669,634	—	—	4,669,634
Other debt instruments	770,278	2,899,338	—	3,669,616

Total debt instruments	10,915,431	2,899,338	—	13,814,769

Equity instruments(2)	4,283,518	16,905	454,442	4,754,865

Total investment securities at fair value through other comprehensive income	15,198,949	2,916,243	454,442	18,569,634

Total	¥18,123,585	¥9,309,192	¥1,036,577	¥28,469,354

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,615,466	¥60,986	¥—	¥1,676,452
Equity instruments	72,740	102,037	—	174,777

Total trading liabilities	1,688,206	163,023	—	1,851,229

Derivative financial instruments:
Interest rate derivatives(2)	38,105	2,040,351	5	2,078,461
Currency derivatives(2)	75	1,498,112	12	1,498,199
Equity derivatives	105,837	31,482	—	137,319
Commodity derivatives	2,054	6,933	—	8,987
Credit derivatives	—	8,888	645	9,533

Total derivative financial instruments	146,071	3,585,766	662	3,732,499

Others(4)	—	(18,704)	(392)	(19,096)

Total	¥1,834,277	¥3,730,085	¥270	¥5,564,632

	At March 31, 2018
	Level 1(1)	Level 2(1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,424,460	¥416,688	¥—	¥2,841,148
Equity instruments	307,942	20,033	—	327,975

Total trading assets	2,732,402	436,721	—	3,169,123

Derivative financial instruments:
Interest rate derivatives(5)	38,760	2,033,894	—	2,072,654
Currency derivatives(5)	—	1,724,387	14	1,724,401
Equity derivatives	48,154	21,310	1,880	71,344
Commodity derivatives	402	6,114	—	6,516
Credit derivatives	—	7,382	4,667	12,049

Total derivative financial instruments	87,316	3,793,087	6,561	3,886,964

Financial assets at fair value through profit or loss:
Debt instruments	—	1,518,778	10,143	1,528,921
Equity instruments	541	153	18,057	18,751

Total financial assets at fair value through profit or loss	541	1,518,931	28,200	1,547,672

Available-for-sale financial assets:
Japanese government bonds	7,685,303	—	—	7,685,303
U.S. Treasury and other U.S. government agency bonds	3,246,646	—	—	3,246,646
Other debt instruments	700,500	2,650,103	154	3,350,757
Equity instruments(5)	4,307,274	797,166	844,352	5,948,792

Total available-for-sale financial assets	15,939,723	3,447,269	844,506	20,231,498

Others(6)	—	7,942	—	7,942

Total	¥18,759,982	¥9,203,950	¥879,267	¥28,843,199

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,948,602	¥60,109	¥—	¥2,008,711
Equity instruments	33,174	102,014	—	135,188

Total trading liabilities	1,981,776	162,123	—	2,143,899

Derivative financial instruments:
Interest rate derivatives(5)	30,760	1,947,673	—	1,978,433
Currency derivatives(5)	19	1,406,759	14	1,406,792
Equity derivatives	78,088	27,261	—	105,349
Commodity derivatives	464	4,484	—	4,948
Credit derivatives	—	8,043	422	8,465

Total derivative financial instruments	109,331	3,394,220	436	3,503,987

Others(6)	—	6,659	833	7,492

Total	¥2,091,107	¥3,563,002	¥1,269	¥5,655,378

(1)

Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2018 and for the fiscal year ended March 31, 2018.

(2)

Interest rate derivatives and currency derivatives presented as derivative financial instruments (financial assets) include those at SMFL, which are reclassified as assets held for sale, of ¥6,105 million and ¥5,608 million, respectively. These derivative financial instruments are categorized within Level 2. Debt instruments which are presented as financial assets at fair value through profit or loss include those at SMFL, which are reclassified as assets held for sale, of which ¥1,169 million, ¥5,284 million, and ¥28,647 million are categorized within Level 1, Level 2 and Level 3, respectively. Equity instruments which are presented as investment securities at fair value through other comprehensive income include those at SMFL, which are reclassified as assets held for sale, of which ¥57,786 million and ¥16,394 million are categorized within Level 1 and Level 3, respectively. Interest rate derivatives and currency derivatives presented as derivative financial instruments (financial liabilities) include those at SMFL, which are reclassified as liabilities directly associated with the assets held for sale, of ¥6,259 million and ¥547 million, respectively. These derivative financial instruments are categorized within Level 2.

(3)

Since the adoption of IFRS 9, certain loans and advances, which were not carried at fair value and presented as “Loans and advances” on the SMBC Group’s consolidated statements of financial position under IAS 39 at March 31, 2018, have been carried at fair value and presented as “Financial assets at fair value through profit or loss—Debt instruments.”

(4)

At September 30, 2018, derivatives embedded in financial liabilities are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In this table, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others, while the remaining are presented within the same category as the host contract. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments” in Note 43 “Fair Value of Financial Assets and Liabilities” of the SMBC Group’s consolidated financial statements for the fiscal year ended March 31, 2018.

(5)

Interest rate derivatives and currency derivatives presented as derivative financial instruments (financial assets) include those at SMFL, which are reclassified as assets held for sale, of ¥533 million and ¥1,160 million, respectively. These derivative financial instruments are categorized within Level 2. Equity instruments which are presented as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale, of which ¥56,447 million, ¥5,225 million and ¥47,210 million are categorized within Level 1, Level 2 and Level 3, respectively. Interest rate derivatives and currency derivatives presented as derivative financial instruments (financial liabilities) include those at SMFL, which are reclassified as liabilities directly associated with the assets held for sale, of ¥5,401 million and ¥570 million, respectively. These derivative financial instruments are categorized within Level 2.

(6)

At March 31, 2018, derivatives embedded in financial assets or liabilities are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In this table, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others, while the remaining are presented within the same category as the host contract. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as assets or liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments” in Note 43 “Fair Value of Financial Assets and Liabilities” of the SMBC Group’s consolidated financial statements for the fiscal year ended March 31, 2018.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value

The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the six months ended September 30, 2018 and 2017.

		Total gains (losses)								Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2018
	At April 1, 2018(1)	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Settlements(2)	Transfers into Level 3(3)	Transfers out of Level 3(3)	At September 30, 2018
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥—	¥180	¥—	¥72	¥(5)	¥—	¥—	¥—	¥247	¥180
Currency derivatives—net	—	1	—	—	—	—	—	—	1	1
Equity derivatives—net	1,880	1,839	—	471	(1,320)	—	—	—	2,870	1,344
Credit derivatives—net	4,245	2,854	232	—	—	(2,502)	—	—	4,829	2,857

Total derivative financial instruments—net	6,125	4,874	232	543	(1,325)	(2,502)	—	—	7,947	4,382

Financial assets at fair value through profit or loss:
Debt instruments(4)	536,357	27,358	37	89,273	(60,697)	(37,955)	—	—	554,373	22,141
Equity instruments	16,981	270	—	2,604	(177)	(110)	74	(489)	19,153	210

Total financial assets at fair value through profit or loss	553,338	27,628	37	91,877	(60,874)	(38,065)	74	(489)	573,526	22,351

Investment securities at fair value through other comprehensive income:
Debt instruments	154	—	—	—	—	—	—	(154)	—	—
Equity instruments(4)	479,975	—	(20,676)	3,200	(5,928)	(643)	—	(1,486)	454,442	—

Total investment securities at fair value through other comprehensive income	480,129	—	(20,676)	3,200	(5,928)	(643)	—	(1,640)	454,442	—

Others(5)—liabilities:	(833)	1,183	—	—	—	—	42	—	392	1,154

Total	¥1,038,759	¥33,685	¥(20,407)	¥95,620	¥(68,127)	¥(41,210)	¥116	¥(2,129)	¥1,036,307	¥27,887

		Total gains (losses)								Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2017
	At April 1, 2017	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Settlements(2)	Transfers into Level 3(3)	Transfers out of Level 3(3)	At September 30, 2017
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥2	¥39	¥—	¥43	¥—	¥—	¥—	¥—	¥84	¥41
Currency derivatives—net	1	(5)	—	—	—	—	—	—	(4)	(5)
Equity derivatives—net	1,327	127	—	218	(763)	—	—	—	909	198
Credit derivatives—net	2,731	6,273	52	—	—	(3,220)	—	—	5,836	6,273

Total derivative financial instruments—net	4,061	6,434	52	261	(763)	(3,220)	—	—	6,825	6,507

Financial assets at fair value through profit or loss:
Debt instruments	12,053	(1,424)	—	—	—	(95)	—	—	10,534	(1,424)
Equity instruments	14,286	(317)	—	2,021	(46)	(34)	—	(766)	15,144	(346)

Total financial assets at fair value through profit or loss	26,339	(1,741)	—	2,021	(46)	(129)	—	(766)	25,678	(1,770)

Available-for-sale financial assets:
Debt instruments	526	(9)	(1)	—	—	(210)	—	—	306	(9)
Equity instruments(6)	836,252	(1,268)	44,076	27,808	(1,043)	(37,047)	624	(278)	869,124	(2,122)

Total available-for-sale financial assets	836,778	(1,277)	44,075	27,808	(1,043)	(37,257)	624	(278)	869,430	(2,131)

Others(5)—liabilities:	303	(1,358)	—	—	—	—	—	—	(1,055)	(1,771)

Total	¥867,481	¥2,058	¥44,127	¥30,090	¥(1,852)	¥(40,606)	¥624	¥(1,044)	¥900,878	¥835

(1)	Changes arising from reclassification and any associated remeasurement have been made to reflect the adoption of IFRS 9.
(2)

For the six months ended September 30, 2018, settlements for equity instruments include receipt of cash distributions which represent a return of equity instruments. For the six months ended September 30, 2017, settlements for equity instruments include redemption of preferred stocks, receipt of cash distributions which represent a return of investment, and reclassification from available-for-sale equity instruments under IAS 39 to investments in associates and joint ventures as a result of applying the equity method.

(3)

Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the six months ended September 30, 2018 and 2017, transfers out of Level 3 amounted to ¥2,129 million and ¥1,044 million, respectively. These transfers out of Level 3 are primarily due to an increase in observability of certain private equity investments.

(4)

Debt instruments which are presented as financial assets at fair value through profit or loss, and equity instruments which are presented as investment securities at fair value through other comprehensive income include those at SMFL, which are reclassified as assets held for sale.

(5)

Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(6)	Equity instruments which are presented as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities

The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at September 30, 2018 and 2017 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the six months ended September 30,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30,
	2018	2017	2018	2017
	(In millions)
Net interest income	¥859	¥539	¥782	¥471
Net trading income	5,198	4,528	4,754	4,256
Net income (loss) from financial assets at fair value through profit or loss	27,628	(1,741)	22,351	(1,770)
Net investment income	—	854	—	—
Impairment charges on financial assets	—	(2,122)	—	(2,122)

Total	¥33,685	¥2,058	¥27,887	¥835

Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities

The following tables present quantitative information about significant unobservable inputs used in fair value measurement for Level 3 financial assets and liabilities at September 30, 2018 and March 31, 2018. Qualitative information about significant unobservable inputs is generally consistent with those described in Note 43 “Fair Value of Financial Assets and Liabilities” of the SMBC Group’s consolidated financial statements for the fiscal year ended March 31, 2018.

	At September 30, 2018
	Fair value	Valuation technique(s)(1)	Significant unobservable inputs(1)	Range of inputs(1)
	(In millions)
Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥252	Option model	Interest rate volatility	2%-5%
			Interest rate to interest rate correlation	34%-100%
Currency derivatives	13	Option model	Foreign exchange volatility	8%-14%
Equity derivatives	2,870	Option model	Equity volatility	14%-90%
			Equity to equity correlation	45%-94%
			Quanto correlation	(14)%-0%
Credit derivatives	5,474	CDO pricing model	Additional withdrawal ratio	48%
		Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments(3)(4)	554,373	Monte Carlo Simulation	Equity volatility	7%-49%
		DCF model	Probability of default rate	0%-43%
			Loss given default rate	20%-100%
		Net asset value(5)	—	—
Equity instruments	19,153	Market multiples	Price/Earnings multiple	7.5x-10.5x
			EV/EBITDA multiple	7.3x
			Liquidity discount	0%-20%
		See note (2) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments(4)	454,442	Market multiples	Price/Book value multiple	0.3x-2.6x
			Price/Earnings multiple	9.5x-34.1x
			EV/EBITDA multiple	4.2x-17.3x
			Liquidity discount	20%
		See note (2) below	—	—
Financial liabilities:
Derivative financial instruments:
Interest rate derivatives	¥5	Option model	Interest rate volatility	4%
Currency derivatives	12	Option model	Foreign exchange volatility	8%-14%
Credit derivatives	645	Credit Default model	Quanto correlation	20%-30%
Others(6)	(392)	Option model	Equity volatility	23%-53%
			Equity to equity correlation	43%-94%
			Interest rate to interest rate correlation	21%-100%
			Quanto correlation	(8)%-50%
		Credit Default model	Quanto correlation	15%-90%

	At March 31, 2018
	Fair value	Valuation technique(s)(1)	Significant unobservable inputs(1)	Range of inputs(1)
	(In millions)
Financial assets:
Derivative financial instruments:
Currency derivatives	¥14	Option model	Foreign exchange volatility	10%-14%
Equity derivatives	1,880	Option model	Equity volatility	11%-52%
			Equity to equity correlation	45%-94%
Credit derivatives	4,667	CDO pricing model	Additional withdrawal ratio	48%
		Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	10,143	Monte Carlo Simulation	Equity volatility	12%-25%
Equity instruments	18,057	Market multiples	Price/Earnings multiple	8.3x-19.5x
			EV/EBITDA multiple	8.7x
			Liquidity discount	0%-20%
		See note (2) below	—	—
Available-for-sale financial assets:
Debt instruments	154	DCF model	Discount margin	8%
Equity instruments(7)	844,352	Market multiples	Price/Book value multiple	0.3x-2.4x
			Price/Earnings multiple	11.7x-31.4x
			EV/EBITDA multiple	5.4x-16.8x
			Liquidity discount	20%
		Monte Carlo Simulation	Equity volatility	42%-51%
		Net asset value(5)	—	—
		See note (2) below	—	—
Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥14	Option model	Foreign exchange volatility	10%-14%
Credit derivatives	422	Credit Default model	Quanto correlation	20%-30%
Others(6)	833	Option model	Equity volatility	23%-38%
			Equity to equity correlation	45%-94%
			Interest rate to interest rate correlation	31%-100%
		Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)

Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in the table as it is not practical to do so given the nature of such valuation techniques.

(3)

Probability of default and loss given default rates are used as significant unobservable inputs in the DCF model for fair value measurement of certain loans and advances included in financial assets at fair value through profit or loss after the adoption of IFRS 9. Probability of default rate represents the probability of default that reflects the counterparty’s credit risk while loss given default rate represents the loss expected in the event of default. Those are estimated based on historical experiences. In general, a significant increase in probability of default rate or loss given default rate in isolation would result in a significantly lower fair value measurement.

(4)

Debt instruments which are presented as financial assets at fair value through profit or loss, and equity instruments which are presented as investment securities at fair value through other comprehensive income include those at SMFL, which are reclassified as assets held for sale.

(5)	The SMBC Group has determined that the net asset value represents fair values of certain investment funds.
(6)

Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(7)	Equity instruments which are presented as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale.

Impact of Valuation Sensitivity

The fair values of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value. Qualitative information about sensitivity to changes in significant unobservable inputs is generally consistent with those described in Note 43 “Fair Value of Financial Assets and Liabilities” of the SMBC Group’s consolidated financial statements for the fiscal year ended March 31, 2018.

	At September 30, 2018
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
			(In millions)
Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥252	¥101	¥32	¥—	¥—
Currency derivatives	13	39	1	—	—
Equity derivatives	2,870	393	309	—	—
Credit derivatives	5,474	3,469	9,122	—	—
Financial assets at fair value through profit or loss:
Debt instruments(1)(2)	554,373	1,942	10,289	—	—
Equity instruments	19,153	1,674	1,650	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments(2)	454,442	—	—	16,988	15,194

Financial liabilities:
Derivative financial instruments:
Interest rate derivatives	¥5	¥5	¥12	¥—	¥—
Currency derivatives	12	1	41	—	—
Credit derivatives	645	36	36	—	—
Others(3)	(392)	1,551	3,412	—	—

	At March 31, 2018
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)
Financial assets:
Derivative financial instruments:
Currency derivatives	¥14	¥80	¥1	¥—	¥—
Equity derivatives	1,880	271	310	—	—
Credit derivatives	4,667	4,515	11,765	—	—
Financial assets at fair value through profit or loss:
Debt instruments	10,143	278	—	—	—
Equity instruments	18,057	361	336	—	—
Available-for-sale financial assets:
Debt instruments	154	—	—	4	2
Equity instruments(4)	844,352	—	—	26,835	25,290

Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥14	¥2	¥80	¥—	¥—
Credit derivatives	422	35	35	—	—
Others(3)	833	1,375	3,090	—	—

(1)

Probability of default and loss given default rates are the significant unobservable inputs used for the fair value measurement of certain loans and advances included in financial assets at fair value through profit or loss after the adoption of IFRS 9. The impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant.

(2)

Debt instruments which are presented as financial assets at fair value through profit or loss, and equity instruments which are presented as investment securities at fair value through other comprehensive income include those at SMFL, which are reclassified as assets held for sale.

(3)

Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(4)	Equity instruments which are presented as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale.

Financial Assets and Liabilities Not Carried at Fair Value

The table below presents the carrying amounts and fair values of financial assets and liabilities not carried at fair value on the SMBC Group’s consolidated statements of financial position at September 30, 2018 and March 31, 2018.

		At September 30, 2018		At March 31, 2018
	Notes	Carrying amount	Fair value	Carrying amount	Fair value
		(In millions)
Financial assets:
Cash and deposits with banks	a	¥56,793,422	¥56,792,841	¥54,696,069	¥54,708,231
Call loans and bills bought:
Call loans	a	2,355,346	2,356,678	1,858,802	1,859,176
Bills bought	a	5,419	5,419	23,078	23,051
Reverse repurchase agreements and cash collateral on securities borrowed	a	9,691,156	9,690,946	8,491,703	8,491,858
Investment securities:
Debt instruments at amortized cost	b	300,338	301,425	372,459	374,597
Loans and advances	a	88,560,861	91,060,929	85,129,070	87,538,646
Other financial assets	a	3,765,020	3,761,578	3,598,642	3,595,216
Financial assets included in assets held for sale	a	3,127,030	3,258,205	3,098,196	3,224,902

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥87,054,137	¥87,054,007	¥84,121,443	¥84,121,124
Other deposits	c	44,603,641	44,598,870	44,340,084	44,339,583
Call money and bills sold:
Call money	c	2,013,278	2,013,272	1,190,929	1,190,936
Bills sold	c	—	—	—	—
Repurchase agreements and cash collateral on securities lent	c	13,693,129	13,693,129	12,022,593	12,022,593
Borrowings	c	10,980,538	11,089,724	10,652,481	10,761,610
Debt securities in issue	c	11,607,347	11,741,443	10,569,117	10,767,745
Other financial liabilities	c	6,487,134	6,487,098	6,691,042	6,691,016
Financial liabilities included in liabilities directly associated with the assets held for sale	c	3,511,868	3,519,909	3,371,556	3,380,139

Notes:

a.	(i)	The carrying amounts of deposits with banks without maturity and loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial assets with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Financial assets with a remaining maturity of more than six months: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
Note that some of the financial assets in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract at March 31, 2018.
b.	The fair values for debt instruments at amortized cost are determined using quoted prices in active markets.
c.	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial liabilities with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Financial liabilities with a remaining maturity of more than six months: The fair values are, in principle, based on the present values of future cash flows calculated using the refinancing rate applied to the same type of instruments for similar remaining maturities. The fair values of debt securities in issue are based on the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMBC and publicly offered subordinated bonds published by securities firms.
Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract at September 30, 2018 and March 31, 2018.